Debt (Details) (USD $)	12 Months Ended	0 Months Ended
	Dec. 31, 2014 Vessel Subsidiary LoanTypes	Jul. 24, 2014 Vessel	Dec. 31, 2013	Jun. 30, 2011	Dec. 29, 2014
Summary of Long-Term Debt [Abstract]
Total debt	$ 204,728,268		$ 88,860,000
Current portion of long-term debt	19,394,928		9,100,000
Non-current portion of long-term debt	185,333,340		79,760,000
Future minimum repayments [Abstract]
2015	19,394,928
2016	19,394,928
2017	19,394,928
2018	48,824,928
2019	24,224,928
2020	10,294,928
2021	63,198,700
Total debt	204,728,268		88,860,000
Number of loan facilities	6
Number of subsidiaries entered into capital lease arrangement	2
Senior debt outstanding repaid	17,900,000
Number of vessels under construction	10
Long term debt financial covenants [Abstract]
Outstanding debt (in hundredths)	5.00%
Required minimum cash balance	11,700,000
Minimum net worth required	150,000,000
Debt instrument minimum solvency (in hundredths)	30.00%
Debt instrument corporate leverage (in hundredths)	75.00%
Maximum [Member]
Long term debt financial covenants [Abstract]
Required value maintenance covenant (in hundredths)	150.00%
Minimum [Member]
Long term debt financial covenants [Abstract]
Required value maintenance covenant (in hundredths)	125.00%
Ratio of EBITDA plus a portion of cash in excess of minimum liquidity to total interest expense	2.25
Facility I [Member]
Debt Instrument [Line Items]
Credit facility	40,500,000
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	3.25%
Summary of Long-Term Debt [Abstract]
Total debt	7,000,000		9,000,000
Future minimum repayments [Abstract]
Total debt	7,000,000		9,000,000
Number of subsidiaries entered into a long term loan facility agreement	3
Number of tranches	3
Amount drawn down from loan facility				32,000,000
Remaining amount no longer available for borrowing	8,500,000
Number of subsidiaries entered into capital lease arrangement	2
Senior debt outstanding repaid	17,900,000
Number of subsidiary remains with debt outstanding	1
Maturity date	Dec. 31, 2018
Facility II [Member]
Debt Instrument [Line Items]
Credit facility	48,900,000
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	3.20%
Summary of Long-Term Debt [Abstract]
Total debt	43,550,000		46,830,000
Future minimum repayments [Abstract]
Total debt	43,550,000		46,830,000
Number of subsidiaries entered into a long term loan facility agreement	2
Number of tranches	6
Maturity date	Dec. 31, 2018
Number of vessels under construction	2
Facility III [Member]
Debt Instrument [Line Items]
Credit facility	81,850,000
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	3.75%
Summary of Long-Term Debt [Abstract]
Total debt	72,098,000		33,030,000
Future minimum repayments [Abstract]
Total debt	72,098,000		33,030,000
Number of subsidiaries entered into a long term loan facility agreement	5
Maturity date	Dec. 31, 2019
Number of vessels under construction	2
Facility III [Member] | Tranche II [Member]
Debt Instrument [Line Items]
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	2.45%
Future minimum repayments [Abstract]
Maturity date	Dec. 31, 2021
Facility III [Member] | Tranche III [Member]
Debt Instrument [Line Items]
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	2.45%
Future minimum repayments [Abstract]
Maturity date	Dec. 31, 2021
Facility IV [Member]
Debt Instrument [Line Items]
Credit facility	172,000,000	225,300,000
Increase in borrowing capacity		53,300,000
Variable rate basis	LIBOR	LIBOR
Basis spread on variable rate (in hundredths)	3.15%	2.95%
Summary of Long-Term Debt [Abstract]
Total debt	49,435,268		0
Future minimum repayments [Abstract]
Total debt	49,435,268		0
Number of subsidiaries entered into a long term loan facility agreement	8
Number of vessels under construction	8
Number of second hand vessels		3
Undrawn borrowing capacity	172,000,000		0
Facility V [Member]
Debt Instrument [Line Items]
Credit facility	13,500,000
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	2.90%
Summary of Long-Term Debt [Abstract]
Total debt	13,145,000		0
Future minimum repayments [Abstract]
Total debt	13,145,000		0
Number of subsidiaries entered into a long term loan facility agreement	1
Maturity date	Dec. 31, 2021
Facility VI [Member]
Debt Instrument [Line Items]
Credit facility	39,000,000
Variable rate basis	LIBOR
Basis spread on variable rate (in hundredths)	3.05%
Summary of Long-Term Debt [Abstract]
Total debt	19,500,000		0
Future minimum repayments [Abstract]
Total debt	19,500,000		0
Number of subsidiaries entered into a long term loan facility agreement	2
Amount drawn down from loan facility					19,500,000
Number of vessels under construction	2
Undrawn borrowing capacity	$ 19,500,000		$ 0
Facility VI [Member] | Tranche I [Member]
Future minimum repayments [Abstract]
Maturity date	Dec. 31, 2021